CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) shares in Millions, $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Accounts receivable, allowance for doubtful accounts		$ 4
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (in shares)		200	200
Ordinary shares, issued (in shares)		107	107
Ordinary shares, outstanding (in shares)		107	107
Cash and cash equivalents	[1]	$ 109	$ 156
Accounts receivable, net	[1]	445	363
Inventories	[1]	551	478
Property, plant and equipment, net	[1]	767	848
Intangible assets, net	[1]	4	11
Accounts payable	[1]	401	360
Accrued liabilities	[1]	120	125
Consolidated VIE's
Cash and cash equivalents		5	4
Accounts receivable, net		10	7
Inventories		3	2
Property, plant and equipment, net		3	3
Intangible assets, net		4	5
Accounts payable		4	3
Accrued liabilities		$ 1	$ 3

[1]	At June 30, 2022 and December 31, 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $5 and $4 of cash and cash equivalents; $10 and $7 of accounts receivable, net; $3 and $2 of inventories; $3 each of property, plant and equipment, net; $4 and $5 of intangible assets, net; $4 and $3 of accounts payable; $1 and $3 of accrued liabilities. See "Note 5. Variable Interest Entities."